Leasing Activity	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Leasing Activity
Leasing Activity
Future minimum rents due to us under non-cancelable operating leases at December 31, 2010 are as follows (in thousands):

Year	Amount
2011	$725,006
2012	685,716
2013	601,796
2014	499,821
2015	413,880
Thereafter	1,302,113
$4,228,332
In addition to minimum rents, certain leases require reimbursements of specified operating expenses that amounted to $190.0 million, $191.0 million and $183.2 million for the years ended December 31, 2010, 2009 and 2008, respectively.